EQUITY (Details Narrative)								12 Months Ended
	Sep. 15, 2021 $ / shares shares	Sep. 07, 2021 $ / shares shares	Apr. 15, 2020 shares	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 08, 2019 $ / shares shares	Jun. 30, 2018 USD ($) shares	Apr. 24, 2018 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Nov. 07, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued					6,000,000
Ordinary shares, shares authorized							100,000,000	37,500,000	37,500,000
Ordinary shares, par value | $ / shares							$ 0.001	$ 0.00267	$ 0.00267
Reverse stock split description					one-for-zero point three seven five (1 for 0.375) stock split
Reverse stock split ratio					0.00375
Ordinary shares, shares issued					6,000,000			7,447,955	7,407,955		16,000,000
Ordinary shares, shares outstanding					6,000,000			7,447,955	7,407,955		16,000,000
Preference shares, shares authorized (in shares)								3,750,000	3,750,000
Proceeds from issuance of initial public offering | $										$ 13,650,007
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued										1,363,637
Shares issued for services, shares									44,318
ARC Group Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares			31,818
ARC Group Ltd [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares			31,818
TraDigital Marketing Group, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares			12,500
TraDigital Marketing Group, Inc [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares	$ 5.01
Shares issued for services, shares	5,000		12,500
Frank Ingriselli [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share | $ / shares		$ 4.96
Shares issued for services, shares		35,000						40,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued				1,363,637
Ordinary shares, shares outstanding				7,363,637
Price per share | $ / shares				$ 11.00
Proceeds from issuance of initial public offering | $				$ 12,500,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized					100,000,000
Ordinary shares, par value | $ / shares					$ 0.001
Preference shares, shares authorized (in shares)					10,000,000
Price per share | $ / shares								$ 7.01
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized					37,500,000
Ordinary shares, par value | $ / shares					$ 0.00267
Preference shares, shares authorized (in shares)					3,750,000
Price per share | $ / shares								$ 8.26
Maderic Holding Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Loans converted for nominal value into ordinary shares of the company | $						$ 21,150,000
HFO Investment Group [Member]
Subsidiary, Sale of Stock [Line Items]
Loans converted for nominal value into ordinary shares of the company | $						$ 3,150,000
Number of shares held					777,778
Ownership percentage (as a percent)					12.96%
Maderic Holding Limited and HFO Investment Group [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						15,999,000
Maderic Holding Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued							1,000
Percentage of legal ownership by kaixin auto group					87.04%
Number of shares held					5,222,222